Operating Risk - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Revenue	$ 190,510	$ 91,642	$ 42,629
Customer Concentration Risk
Concentration Risk [Line Items]
Revenue	106,732	87,281	36,683
Blackrock Imcome Uk Holding Limited | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue	26,202
RI Income UK Holding Limited | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue	24,142
Inner Mongolia Zhaojing Photovoltaic Power Generation Co. Ltd. | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue	21,635
Shotoco Energy, LLC. | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue	21,281
Zhongwei Hanky Wiye Solar Co Ltd | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue	8,387	27,871
Alxa League Zhiwei Photovoltaic Power Generation Co Ltd | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue	$ 5,085	23,939
Realforce | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue		23,585
K D C Solar Credit L S L L C | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue		$ 11,886	22,829
Thermi Venture S.A. | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue			$ 13,854
Sales Revenue, Net | Customer Concentration Risk
Concentration Risk [Line Items]
Percent of Revenue	56.00%	95.00%	86.00%
Sales Revenue, Net | Blackrock Imcome Uk Holding Limited | Customer Concentration Risk
Concentration Risk [Line Items]
Percent of Revenue	14.00%
Sales Revenue, Net | RI Income UK Holding Limited | Customer Concentration Risk
Concentration Risk [Line Items]
Percent of Revenue	13.00%
Sales Revenue, Net | Inner Mongolia Zhaojing Photovoltaic Power Generation Co. Ltd. | Customer Concentration Risk
Concentration Risk [Line Items]
Percent of Revenue	11.00%
Sales Revenue, Net | Shotoco Energy, LLC. | Customer Concentration Risk
Concentration Risk [Line Items]
Percent of Revenue	11.00%
Sales Revenue, Net | Zhongwei Hanky Wiye Solar Co Ltd | Customer Concentration Risk
Concentration Risk [Line Items]
Percent of Revenue	4.00%	30.00%
Sales Revenue, Net | Alxa League Zhiwei Photovoltaic Power Generation Co Ltd | Customer Concentration Risk
Concentration Risk [Line Items]
Percent of Revenue	3.00%	26.00%
Sales Revenue, Net | Realforce | Customer Concentration Risk
Concentration Risk [Line Items]
Percent of Revenue		26.00%
Sales Revenue, Net | K D C Solar Credit L S L L C | Customer Concentration Risk
Concentration Risk [Line Items]
Percent of Revenue		13.00%	54.00%
Sales Revenue, Net | Thermi Venture S.A. | Customer Concentration Risk
Concentration Risk [Line Items]
Percent of Revenue			32.00%